Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2020	¥ 10,934,878	¥ 2,339,965	¥ 728,551	¥ 5,609,854	¥ (13,984)	¥ (2,553)	¥ 1,500,013		¥ 28,260	¥ 10,190,106	¥ 60,296	¥ 684,476
Comprehensive income:
Net profit	705,076			687,483						687,483	4,471	13,122
Other comprehensive income	953,656					228,376	642,910	¥ (3,455)	85,386	953,217	439
Total comprehensive income	1,658,732			687,483		228,376	642,910	(3,455)	85,386	1,640,700	4,910	13,122
Issuance of shares under share-based payment transactions	2,618	1,309	1,309							2,618
Issuance of other equity instruments	99,943											99,943
Acquisition and disposal of subsidiaries and businesses-net	2,351										2,351
Transaction with non-controlling interest shareholders	105		(107)							(107)	212
Share of changes in capital surplus of associates and joint ventures	(5,921)		(5,921)							(5,921)
Dividends to shareholders	(268,389)			(267,144)						(267,144)	(1,245)
Coupons on other equity instruments	(13,122)											(13,122)
Redemption of other equity instruments	(130,000)		(36)							(36)		(129,964)
Purchases of other equity instruments and sales of other equity instruments-net	(5,919)											(5,919)
Purchases of treasury stock	(62)				(62)					(62)
Sales of treasury stock	347				347					347
Loss on sales of treasury stock	(65)			(65)						(65)
Share-based payment transactions	(1,201)		(1,201)							(1,201)
Transfer from other reserves to retained earnings				48,080		(11,412)	(36,668)
Others	1,855										1,855
At end of period at Mar. 31, 2021	12,276,150	2,341,274	722,595	6,078,208	(13,699)	214,411	2,106,255	(3,455)	113,646	11,559,235	68,379	648,536
Comprehensive income:
Net profit	515,075			499,573						499,573	4,771	10,731
Other comprehensive income	248,029					23,996	(208,128)	3,975	426,596	246,439	1,590
Total comprehensive income	763,104			499,573		23,996	(208,128)	3,975	426,596	746,012	6,361	10,731
Issuance of shares under share-based payment transactions	1,208	604	604							1,208
Issuance of other equity instruments	79,955											79,955
Acquisition and disposal of subsidiaries and businesses-net	17,141										17,141
Transaction with non-controlling interest shareholders	(34)		(334)							(334)	300
Share of changes in capital surplus of associates and joint ventures	5,097		5,097							5,097
Dividends to shareholders	(274,756)			(274,127)						(274,127)	(629)
Coupons on other equity instruments	(10,731)											(10,731)
Purchases of other equity instruments and sales of other equity instruments-net	5,120											5,120
Purchases of treasury stock	(75)				(75)					(75)
Sales of treasury stock	371				371					371
Loss on sales of treasury stock	(50)			(50)						(50)
Share-based payment transactions	87		87							87
Transfer from other reserves to retained earnings				131,002		(41,097)	(89,905)
Put options written on non-controlling interests	(82,667)		(82,667)							(82,667)
Others	1,772			(1)						(1)	1,773
At end of period at Mar. 31, 2022	12,781,692	2,341,878	645,382	6,434,605	(13,403)	197,310	1,808,222	520	540,242	11,954,756	93,325	733,611
Comprehensive income:
Net profit	935,849			911,831						911,831	12,708	11,310
Other comprehensive income	237,792					5,153	(121,127)	8,913	344,548	237,487	305
Total comprehensive income	1,173,641			911,831		5,153	(121,127)	8,913	344,548	1,149,318	13,013	11,310
Issuance of shares under share-based payment transactions	1,318	659	659							1,318
Issuance of other equity instruments	116,940											116,940
Acquisition and disposal of subsidiaries and businesses-net	97										97
Transaction with non-controlling interest shareholders	1,059		(394)							(394)	1,453
Dividends to shareholders	(304,254)			(301,627)						(301,627)	(2,627)
Coupons on other equity instruments	(11,310)											(11,310)
Redemption of other equity instruments	(85,000)		(34)							(34)		(84,966)
Purchases of other equity instruments and sales of other equity instruments-net	217											217
Purchases of treasury stock	(138,840)				(138,840)					(138,840)
Sales of treasury stock	444				444					444
Loss on sales of treasury stock	(111)			(111)						(111)
Share-based payment transactions	161		161							161
Transfer from other reserves to retained earnings				154,781		(42,879)	(111,902)
Others	911										911
At end of period at Mar. 31, 2023	¥ 13,536,965	¥ 2,342,537	¥ 645,774	¥ 7,199,479	¥ (151,799)	¥ 159,584	¥ 1,575,193	¥ 9,433	¥ 884,790	¥ 12,664,991	¥ 106,172	¥ 765,802